Summary Prospectus and
Prospectus Supplement

March 28, 2025

Morgan Stanley Institutional Fund Trust

Supplement dated March 28, 2025 to the Morgan Stanley Institutional Fund Trust Summary Prospectuses and Prospectuses dated January 28, 2025, as supplemented

High Yield Portfolio (the "Fund")

Effective March 31, 2025 (the "Effective Date") Bo Hunt will begin serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Summary Prospectus and Prospectus will be amended as follows:

The sections of the Summary Prospectus titled "Fund Management—Portfolio Manager" and Prospectus titled "Fund Summary—High Yield Portfolio—Fund Management—Portfolio Manager" are hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the High Yield team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Justin H. Bourgette	Managing Director	February 2025
Bo Hunt	Managing Director	March 2025

The section of the Prospectus titled "Fund Management—Portfolio Management—High Yield Portfolio" is hereby deleted in its entirety and replaced with the following:

High Yield Portfolio

The Fund's assets are managed by members of the High Yield team. The team consists of portfolio managers and traders. The current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Justin H. Bourgette, CFA and Bo Hunt.

Mr. Bourgette and Mr. Hunt are Managing Directors of the Adviser, manage other funds, and have been employed by the Morgan Stanley organization for more than five years.

Please retain this supplement for future reference.

  IFTHYSUMPROPSPT 3/25

Statement of Additional Information Supplement

March 28, 2025

Morgan Stanley Institutional Fund Trust

Supplement dated March 28, 2025 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2025, as supplemented

High Yield Portfolio (the "Fund")

Effective March 31, 2025 (the "Effective Date"), Bo Hunt will begin serving as a portfolio manager of the Fund. Justin H. Bourgette will continue to serve as a portfolio manager of the Fund.

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

The section of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2024 (unless otherwise indicated)—High Yield" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
High Yield
Justin H. Bourgette, CFA*	2	$7.9 billion	7	$931.1 million	2	$204.5 million
Bo Hunt**	1	$2.2 billion	4	$1.9 billion	3	$4.9 billion

*  As of December 31, 2024.

**  As of February 28, 2025.

The section of the Statement of Additional Information titled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—High Yield" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
High Yield
Justin H. Bourgette, CFA*	None
Bo Hunt**	None

*  As of December 31, 2024.

**  As of February 28, 2025.

Please retain this supplement for future reference.